Income tax (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2013 Group One [Member] USD ($)	Mar. 31, 2013 Group One [Member] CNY	Mar. 31, 2013 Group Two [Member] USD ($)	Mar. 31, 2013 Group Two [Member] CNY
Operating Loss Carryforwards [Line Items]
Provision for subsidiaries
Tax refund	66	408	10,433
Applicable income tax rate	25.00%	25.00%	25.00%	24.00%	22.00%	20.00%
Unremitted earnings that may be subject to the withholding tax	102,134	634,333
Unrecognized deferred tax liability from unremitted earnings of PRC subsidiaries	10,213	63,433
Tax loss carryforwards of PRC subsidiary	1,295	8,044
Tax loss carryforwards of PRC subsidiary that will expire							777	4,823	518	3,221
Tax loss carryforwards of PRC subsidiary expiration date							Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017
Unrecognized tax benefits
Interest and penalties related to unrecognized tax benefits
Underpayment of taxes threshold that extends the statute of limitation	$ 16	100